Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of identifiable intangible assets
		December 31, 2020
Intangible Asset	Useful Life	Weighted Average Remaining Life	Gross Carrying Value	Accumulated Amortization	Net
			(in thousands)
Developed technology	6 years	3.4 years	$578	$(247)	$331
Non-compete	3 years	0.4 years	5	(4)	1

			$583	$(251)	$332
	December 31, 2019
Intangible Asset	Gross Carrying Value	Accumulated Amortization	Net
	(in thousands)
Developed technology	$578	$(151)	$427
Non-compete	5	(3)	2

	$583	$(154)	$429

Schedule of future amortization expense
2021	$97
2022	97
2023	97
2024	41

$332